CO-DEVELOPMENT RIGHTS (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2021	Dec. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License fees		$ 400,000
Co-Development Rights [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capitalized contract costs		5,291,667
Capitalized contract costs, accumulated amortization		4,487,500
Capitalized contract costs, net		$ 804,167
CD38 Assets [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Long term note payable			$ 1,750,000
Purple Bio Tech [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Convertible notes outstanding				$ 218,750
Repayment of convertible debt	$ 218,750
Vy-Gen [Member] | CD38 Assets [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire intangible assets			1,750,000
Long term note payable			3,250,000
Repayment of debt			1,500,000
Capitalized contract costs			$ 5,000,000